STOCK BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Balance at begining of period	3,158,353	2,314,466	1,603,300
Number of options, Granted during the year	349,015	2,148,146	1,390,225
Number of options, Vested during the year	(1,128,345)	(845,438)	(583,388)
Number of options, Forfeited during the year	(501,837)	(458,821)	(95,671)
Number of options, Balance at end of period	1,877,186	3,158,353	2,314,466
Weighted average grant date fair value, Balance at begining of the period	$ 1.53	$ 2.17	$ 2.59
Weighted average grant date fair value, Granted during the year	$ 0.82	$ 1.21	$ 1.92
Weighted average grant date fair value, Vested during the year	$ 1.76	$ 2.26	$ 2.76
Weighted average grant date fair value, Forfeited during the year	$ 1.20	$ 1.89	$ 1.98
Weighted average grant date fair value, Balance at end of the period	$ 1.35	$ 1.53	$ 2.17